SCHEDULE OF RELATED PARTY TRANSACTIONS (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Related Party Transactions [Abstract]
Salaries and related cost (including stock-based compensation in the amount of $252,000)	$ 297		$ 595
AppYea’s Management fee participation	$ (27)		(60)
Financial income,net			$ 2